MARKETABLE SECURITIES (Tables)	0 Months Ended
Dec. 31, 2011
Marketable Securities Tables [Abstract]
Available-for-sale securities
	Fair value	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses

	(U.S. $ in millions)
December 31, 2011	$725	$836	$26	$137
December 31, 2010	$684	$639	$52	$7

Marketable securities
	December 31,
	2011	2010

	U.S. $ in millions
Cash and cash equivalents, mainly money market funds	$75	$392
Short-term investments	22	27
Long-term investments	628	265
	$725	$684

Contractual maturities of debt securities
The contractual maturities of debt securities, are as follows:
December 31,
2011

(U.S. $ in millions)
2012	$97
2013	0
2014	0
2015	0
2016	0
2017 and thereafter	123
$220